REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders
and Board of Trustees of
Victory Portfolios II
In planning and performing our audit of the financial
statements of Victory Portfolios II comprising Victory
US 500 Enhanced Volatility Wtd Index Fund, Victory
Market Neutral Income Fund, VictoryShares US 500
Volatility Wtd ETF, VictoryShares US Small Cap
Volatility Wtd ETF, VictoryShares International
Volatility Wtd ETF, VictoryShares US Large Cap High Div
Volatility Wtd ETF, VictoryShares US Small Cap High Div
Volatility Wtd ETF, VictoryShares International High Div
Volatility Wtd ETF, VictoryShares Emerging Market High
Div Volatility Wtd ETF, VictoryShares Dividend
Accelerator ETF, VictoryShares US Multi-Factor Minimum
Volatility ETF, VictoryShares US 500 Enhanced Volatility
Wtd ETF, VictoryShares US EQ Income Enhanced Volatility
Wtd ETF, VictoryShares US Discovery Enhanced Volatility
Wtd ETF, VictoryShares Developed Enhanced Volatility Wtd
ETF, VictoryShares Nasdaq Next 50 ETF, VictoryShares
ESG Core Plus Bond ETF, VictoryShares ESG Corporate Bond
ETF, VictoryShares THB Mid Cap ESG ETF, VictoryShares
USAA Core Short-Term Bond ETF, VictoryShares USAA Core Intermediate-Term Bond ETF, VictoryShares USAA MSCI USA
Value Momentum ETF, VictoryShares USAA MSCI USA Small Cap
Value Momentum ETF, VictoryShares USAA MSCI International
Value Momentum ETF, and VictoryShares USAA MSCI Emerging
Markets Value Momentum ETF  (the "Funds") as of and for the
year or period ended June 30, 2022, in accordance with
the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the Funds'
internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our
auditing procedures for the purpose of expressing our
opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the
assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that
receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding
prevention or timely detection of unauthorized acquisition,
use or disposition of a fund's assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the
degree of compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
allow management or employees, in the normal course of
performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal
control over financial reporting, such that there is a
reasonable possibility that a material misstatement of
the Funds' annual or interim financial statements will not
be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2022.
This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these
specified parties.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022